Average Annual Total Returns - ProShares Global Listed Private Equity ETF	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions InceptionDate	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	None After Taxes on Distributions and Sales of Shares InceptionDate	LPX Direct Listed Private Equity Index OneYear		LPX Direct Listed Private Equity Index FiveYears		LPX Direct Listed Private Equity Index SinceInception		LPX Direct Listed Private Equity Index InceptionDate
Total	24.93%	7.65%	7.73%	Feb. 26, 2013	21.09%	3.95%	4.19%		14.76%	4.49%	4.64%		25.93%	[1]	0.60%	[1]	8.18%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.